As filed with the Securities and Exchange Commission on August 24, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.8%
819,890	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	823,302
2,722,500	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	2,765,468
1,496,250	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	1,519,247
4,962,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	4,983,362
5,800,000	PNMAC GMSR Trust, Series 2018-FT1-A, (1 Month LIBOR USD + 2.35%)	4.44%	^	04/25/2023	5,832,155
979,167	Sapphire Aviation Finance Ltd., Series 2018-1A-B	5.93%	^	03/15/2040	993,064
4,146,860	SoFi Professional Loan Program, Series 2013-1R-A	3.61%	¥@Þ	12/26/2029	689,611

Total Asset Backed Obligations (Cost $19,340,308)					17,606,209

Bank Loans - 7.6%
500,000	Airxcel, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.59%		04/25/2025	499,375
490,000	Aleris International, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.86%		02/08/2023	486,477
500,000	Almonde, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.56%		06/16/2025	482,967
225,000	Asurion LLC, Senior Secured 2nd Lien Term Loan (1 Month LIBOR USD + 8.48%)	8.48%		08/04/2025	224,438
280,000	Autokiniton US Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.08%		05/22/2025	281,400
500,000	Avantor, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.98%		11/21/2024	503,125
500,000	Avaya, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.32%		12/15/2024	501,368
500,000	BI-LO LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 10.33%)	10.33%		05/31/2024	484,065
505,000	BMC Software Finance, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.55%)	6.55%		09/30/2025	502,475
500,000	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		06/21/2024	501,532
810,000	Bison Midstream Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.09%		05/21/2025	812,025
500,000	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	7.33%		04/19/2024	502,707
392,857	Coronado Australian Holdings Ltd., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/31/2025	397,277
107,143	Coronado Australian Holdings Pty Ltd., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/31/2025	108,348
485,000	Covia Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.05%		06/01/2025	485,684
500,000	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.31%		07/03/2020	486,565
500,000	Colorado Buyer, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.61%		05/01/2025	500,000
100,000	Edelman Financial Center LLC., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 9.05%)	9.05%		06/26/2026	100,985
500,000	EG America LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/06/2025	496,438
500,000	EnergySolutions LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.08%)	6.08%		05/09/2025	501,563
500,000	Evergreen Skills, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		04/28/2021	474,217
500,000	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/02/2023	500,000
500,000	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.11%		03/28/2022	497,892
500,000	FTS International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		04/16/2021	502,707
500,000	Gavilan Resources LLC, Senior Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.09%		03/01/2024	493,440
205,000	Gentiva Health Services, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 9.30%)	9.30%		06/22/2026	208,075
500,000	GO Wireless, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 6.50%, 1.00% Floor)	8.59%		12/22/2024	496,250
500,000	Greenway Health LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.08%)	6.08%		02/16/2024	500,315
215,000	Gulf Finance LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 7.59%)	7.59%		08/25/2023	186,512
500,000	HVSC Merger Sub Corporation, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 10.23%)	10.23%		10/27/2025	503,960
400,000	ION Trading Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.30%)	6.30%		11/21/2024	397,500
500,000	Jo-Ann Stores LLC, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.51%		10/20/2023	497,292
480,000	Keane Group Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		05/26/2025	480,000
245,000	Kindred Healthcare, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 7.30%)	7.30%		06/23/2025	243,163
500,000	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		06/30/2022	480,077
496,815	LSF9 Atlantis Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.00%		05/01/2023	492,779
500,000	McDermott International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.09%		05/12/2025	503,153
500,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.34%		12/01/2025	501,408
500,000	PowerTeam Services LLC, Guranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.58%		03/06/2026	500,625
110,000	Renaissance Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		06/02/2025	109,605
500,000	RentPath LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.85%		¥12/17/2021	458,750
350,000	SCS Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		10/31/2022	351,531
500,000	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.59%		11/01/2024	503,125
500,000	Sedgwick, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.06%)	8.06%		02/28/2022	503,440
805,000	SIWF Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.32%		06/13/2025	810,031
265,000	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.30%)	6.30%		12/18/2023	264,784
140,000	Solenis International LP, Guaranteed Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.50%)	10.68%		06/18/2024	138,425
190,000	Sound Inpatient Physicians, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 9.05%)	9.05%		06/19/2026	190,950
55,000	SRS Distribution, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		05/23/2025	54,267
500,000	Summit Midstream Partners Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 8.09%)	8.09%		05/13/2022	506,565
500,000	Syncreon Group BV, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		10/28/2020	473,125
500,000	Travel Leaders Group LLC, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 4.50%)	7.00%		01/25/2024	503,750
500,000	US Renal Care, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		12/30/2022	493,540
320,000	Yak Access LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 7.32%)	7.32%		07/31/2025	310,400

Total Bank Loans (Cost $23,021,458)					22,990,467

Collateralized Loan Obligations - 15.8%
1,000,000	ALM LLC, Series 2015-12A-C1R2, (3 Month LIBOR USD + 2.65%, 2.65% Floor)	4.74%	^	04/16/2027	1,001,597
1,500,000	Apidos Ltd., Series 2014-18A-D, (3 Month LIBOR USD + 5.20%)	7.56%	^	07/22/2026	1,505,143
1,000,000	ARES Ltd., Series 2014-1A-SUB	8.79%	#^@	04/17/2026	497,891
1,000,000	Atrium Corporation, Series 9A-DR, (3 Month LIBOR USD + 3.60%)	5.92%	^	05/28/2030	1,008,635
1,000,000	Babson Ltd., Series 2015-2A-DR, (3 Month LIBOR USD + 2.95%)	5.31%	^	10/20/2030	998,700
2,000,000	Babson Ltd., Series 2016-2A-E, (3 Month LIBOR USD + 6.90%, 6.90% Floor)	9.26%	^	07/20/2028	2,027,182
1,000,000	Babson Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 3.60%)	5.96%	^	07/18/2029	1,004,001
1,000,000	Barings Ltd., Series 2016-3A-C, (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.30%	^	01/15/2028	1,009,061
500,000	Barings Ltd., Series 2018-3A-D, (3 Month LIBOR USD + 2.90%)	4.97%	^	07/20/2029	499,991
750,000	Barings Ltd., Series 2018-3A-E, (3 Month LIBOR USD + 5.75%)	7.82%	^	07/20/2029	745,620
1,900,000	BlueMountain Ltd., Series 2013-1A-DR, (3 Month LIBOR USD + 7.50%)	9.86%	^	01/20/2029	1,939,607
1,000,000	BlueMountain Ltd., Series 2013-2A-DR, (3 Month LIBOR USD + 2.90%)	5.26%	^	10/22/2030	995,298
1,000,000	Canyon Capital Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 3.60%)	5.95%	^	07/15/2030	1,004,391
1,000,000	Canyon Capital Ltd., Series 2017-1A-E, (3 Month LIBOR USD + 6.25%)	8.60%	^	07/15/2030	1,007,428
1,500,000	Canyon Capital Ltd., Series 2018-1A-E, (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.79%	^	07/15/2031	1,496,912
1,000,000	Carlyle Global Market Strategies Ltd., Series 2016-2A-D2, (3 Month LIBOR USD + 6.45%, 6.45% Floor)	8.80%	^	07/15/2027	1,006,479
500,000	Cent Ltd., Series 2014-22A-C, (3 Month LIBOR USD + 3.75%)	6.11%	^	11/07/2026	501,577
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER, (3 Month LIBOR USD + 5.15%, 5.15% Floor)	6.87%	^	01/15/2031	1,484,108
500,000	Dryden Senior Loan Fund, Series 2017-50A-D, (3 Month LIBOR USD + 3.25%)	5.60%	^	07/15/2030	501,998
2,000,000	Gilbert Park Ltd., Series 2017-1A-E, (3 Month LIBOR USD + 6.40%)	8.75%	^	10/15/2030	2,035,600
500,000	GoldenTree Loan Management Ltd., Series 2018-3A-D, (3 Month LIBOR USD + 2.85%)	5.29%	^	04/20/2030	499,969
1,000,000	Greenwood Park Ltd., Series 2018-1A-E, (3 Month LIBOR USD + 4.95%)	6.98%	^	04/15/2031	963,643
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D, (3 Month LIBOR USD + 3.65%)	6.01%	^	10/22/2025	500,697
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR, (3 Month LIBOR USD + 2.90%)	5.26%	^	10/20/2029	1,007,959
2,000,000	Jay Park Ltd., Series 2016-1A-D, (3 Month LIBOR USD + 7.00%)	9.36%	^	10/20/2027	2,019,728
567,715	LCM LP, Series 11A-INC	4.52%	^@	04/19/2022	1,776
2,500,000	LCM LP, Series 26A-E, (3 Month LIBOR USD + 5.30%, 5.30% Floor)	7.23%	^	01/20/2031	2,466,051
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E, (3 Month LIBOR USD + 5.40%)	7.75%	^	01/15/2028	2,476,567
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D, (3 Month LIBOR USD + 3.25%)	5.61%	^	10/18/2029	1,004,997
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CR, (3 Month LIBOR USD + 4.00%)	6.35%	^	07/15/2029	1,011,814
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C, (3 Month LIBOR USD + 3.65%)	6.01%	^	11/14/2026	501,802
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D, (3 Month LIBOR USD + 6.60%)	8.96%	^	11/14/2026	1,007,646
1,000,000	Octagon Investment Partners Ltd., Series 2015-1A-DU, (3 Month LIBOR USD + 4.59%)	6.92%	^	05/21/2027	1,004,471
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR, (3 Month LIBOR USD + 8.09%, 8.09% Floor)	10.14%	^	07/15/2030	991,115
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	0.00%	#^@	03/17/2030	1,847,487
1,000,000	RR 4 Ltd., Series 2018-4A-C, (3 Month LIBOR USD + 2.95%)	5.02%	^	04/15/2030	999,976
1,000,000	TCI-Cent Ltd., Series 2016-1A-D, (3 Month LIBOR USD + 6.75%)	9.12%	^	12/21/2029	1,021,945
2,000,000	TCI-Symphony Ltd., Series 2016-1A-D, (3 Month LIBOR USD + 3.80%, 3.80% Floor)	6.14%	^	10/13/2029	2,008,663
1,000,000	Voya Ltd., Series 2017-3A-C, (3 Month LIBOR USD + 3.55%)	5.91%	^	07/20/2030	1,006,591
2,500,000	Wind River Ltd., Series 2014-2A-ER, (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.10%	^	01/15/2031	2,476,203
1,040,000	Wind River Ltd., Series 2017-4A-D, (3 Month LIBOR USD + 2.65%)	4.98%	^	11/20/2030	1,024,972

Total Collateralized Loan Obligations (Cost $48,302,350)					48,115,291

Non-Agency Commercial Mortgage Backed Obligations - 18.1%
450,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	413,310
18,571,033	Benchmark Mortgage Trust, Series 2018-B1-XA	0.67%	#I/O	01/15/2051	738,301
18,416,221	CD Mortgage Trust, Series 2017-CD6-XA	1.12%	#I/O	11/13/2050	1,153,168
600,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	520,210
4,814,233	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.54%	#I/O	02/10/2048	337,498
528,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	406,933
864,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.73%	#^Þ	10/15/2045	220,891
47,254,549	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.55%	#I/O	01/10/2046	2,453,532
73,031,250	Commercial Mortgage Pass-Through Certificates, Series 2014-CR16-XA	1.31%	#I/O	04/10/2047	2,941,845
26,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3	1.45%	#^I/O	06/10/2047	1,705,319
1,127,250	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^Þ	08/10/2047	779,811
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ	08/10/2047	806,015
2,415,590	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^¥Þ	08/10/2047	796,019
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^¥Þ	08/10/2047	–
27,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-XD	1.16%	#^I/O	05/10/2048	1,710,953
566,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.64%	#	10/10/2048	550,748
5,297,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.39%	#^I/O	10/10/2048	391,079
543,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/10/2048	463,364
550,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-D	2.87%	^	02/10/2048	459,067
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-E	3.80%	#^	10/10/2048	1,133,290
549,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-E	4.30%	#^	02/10/2049	431,865
96,956,890	Commercial Pass-Through Certificates, Series 2015-LC21-XA	0.98%	#I/O	07/10/2048	3,552,452
74,409,500	Core Industrial Trust, Series 2015-TEXW-XB	0.42%	#^I/O	02/10/2034	736,282
376,972	FREMF Mortgage Trust, Series 2016-KF22-B, (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.05%	^	07/25/2023	380,375
591,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	579,117
5,000,000	Great Wolf Trust, Series 2017-WFMZ-MC, (1 Month LIBOR USD + 10.47%, 10.47% Floor)	12.70%	^	09/15/2019	5,106,414
543,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.47%	#^	02/10/2048	434,902
81,381,557	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.60%	#I/O	03/10/2051	2,927,620
500,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.66%	#	11/10/2047	490,245
650,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66%	#^	11/10/2047	558,784
25,859,580	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.65%	#I/O	06/15/2045	1,073,801
441,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	439,842
50,184	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	50,234
10,765,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.12%	#^I/O	08/15/2046	485,637
557,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17-E	3.87%	#^Þ	01/15/2047	414,966
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ	04/15/2047	2,554,323
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ	04/15/2047	1,078,686
6,202,105	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^¥Þ	04/15/2047	2,012,881
5,305,075	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.26%	#I/O	01/15/2048	230,873
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	441,341
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.42%	#^I/O	05/15/2048	423,034
775,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	768,812
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50%	#^I/O	11/15/2048	493,082
15,877,102	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4-XA	0.96%	#I/O	12/15/2049	869,292
5,195,620	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	2.10%	#^I/O	03/10/2049	368,102
60,727	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.99%	#	06/12/2050	60,794
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15-D	5.05%	#^	04/15/2047	484,923
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	474,979
1,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	845,763
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	641,647
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G, (1 Month LIBOR USD + 6.90%, 6.90% Floor)	8.97%	^	11/15/2034	1,199,622
525,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	#^	07/13/2029	506,089
246,883	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	248,995
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.92%	#^	10/15/2045	440,587
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.75%	#	12/15/2048	660,612
55,863,299	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.87%	#I/O	03/15/2051	3,012,054
23,293,000	Wells Fargo Commercial Trust, Series 2015-C28-XF	1.27%	#^I/O	05/15/2048	1,453,276

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $57,404,797)					54,913,656

Non-Agency Residential Collateralized Mortgage Obligations - 37.1%
2,277,774	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.10%	#	03/25/2036	1,896,911
1,169,736	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,175,411
13,092,705	BCAP LLC Trust, Series 2007-AB1-A5	4.95%	ß	03/25/2037	9,170,340
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	3.55%	#^Þ	06/26/2036	5,006,238
1,145,205	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	#^	07/26/2037	1,032,828
2,013,561	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,600,568
2,130,849	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,720,493
2,311,141	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35, (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.61%	I/FI/O	05/25/2037	441,794
7,000,000	CIM Trust, Series 2016-1RR-B2	8.18%	#^Þ	07/26/2055	6,764,624
7,000,000	CIM Trust, Series 2016-2RR-B2	8.02%	#^Þ	02/25/2056	6,838,805
7,000,000	CIM Trust, Series 2016-3RR-B2	7.94%	#^Þ	02/27/2056	6,801,243
6,010,000	CIM Trust, Series 2017-3RR-B2	12.31%	#^Þ	01/27/2057	6,320,944
592,048	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4, (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	13.91%	^I/F	10/25/2035	676,419
3,689,366	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,684,872
2,733,379	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A6	5.75%		04/25/2037	2,590,319
2,145,812	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A16	6.00%		06/25/2037	2,093,089
1,444,469	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5, (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	3.19%		02/25/2036	1,300,549
305,049	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6, (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	13.97%	I/F	02/25/2036	346,245
2,754,044	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	2,392,202
3,561,997	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	1,850,817
1,090,594	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	993,022
571,932	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	556,438
1,952,654	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	3.50%	#	11/25/2035	1,812,646
339,812	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	348,715
3,428,195	JP Morgan Resecuritization Trust, Series 2011-1-1A10	6.00%	#^	12/26/2036	3,253,387
3,539,542	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	#^	06/26/2037	3,294,494
1,420,147	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	1,507,327
1,953,371	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	1,656,625
539,897	Lehman XS Trust, Series 2005-2-1A2, (1 Month LIBOR USD + 0.70%, 0.35% Floor)	2.79%		08/25/2035	535,990
4,250,000	Nationstar HECM Loan Trust, Series 2017-1A-M2	4.70%	^	05/25/2027	4,235,405
1,617,479	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	1,537,454
2,307,025	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	2,250,966
1,491,806	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	1,435,082
1,823,985	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,664,268
3,639,155	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	3,351,719
927,878	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	871,470
3,957,606	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	3,594,268
1,602,232	Residential Accredit Loans, Inc., Series 2007-QS6-A1, (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.42%		04/25/2037	1,282,099
1,696,269	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,547,164
364,996	Residential Accredit Loans, Inc., Series 2007-QS6-A2, (-8 x 1 Month LIBOR USD + 55.58%, 55.58% Cap)	38.16%	I/F	04/25/2037	635,807
1,847,516	Residential Asset Securitization Trust, Series 2006-A6-1A12, (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.01%	I/FI/O	07/25/2036	584,668
1,826,740	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	970,637
1,069,875	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,013,251
1,151,411	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	3.55%	#	02/25/2036	1,168,284
1,214,070	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01%	^	04/25/2048	1,210,150
704,161	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26%	^	04/25/2048	703,281
1,699,698	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26%	^	04/25/2048	1,705,834
4,398,877	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.59%	ß	10/25/2036	2,778,560
2,465,683	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	2,431,855

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $107,160,291)					112,635,577

US Government and Agency Mortgage Backed Obligations - 34.6%
825,150	Federal Home Loan Mortgage Corporation, Series 3211-SI, (-4 x 1 Month LIBOR USD + 27.67%, 27.67% Cap)	18.95%	I/FI/O	09/15/2036	542,715
1,717,376	Federal Home Loan Mortgage Corporation, Series 3236-ES, (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.63%	I/FI/O	11/15/2036	279,596
1,068,093	Federal Home Loan Mortgage Corporation, Series 3256-S, (-1 x 1 Month LIBOR USD + 6.69%, 6.69% Cap)	4.62%	I/FI/O	12/15/2036	154,361
915,402	Federal Home Loan Mortgage Corporation, Series 3292-SD, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.03%	I/FI/O	03/15/2037	119,552
7,215,778	Federal Home Loan Mortgage Corporation, Series 3297-BI, (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	4.69%	I/FI/O‡	04/15/2037	1,235,205
4,915,404	Federal Home Loan Mortgage Corporation, Series 3311-BI, (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	4.69%	I/FI/O	05/15/2037	709,837
5,196,261	Federal Home Loan Mortgage Corporation, Series 3311-IA, (-1 x 1 Month LIBOR USD + 6.41%, 6.41% Cap)	4.34%	I/FI/O	05/15/2037	767,803
1,181,897	Federal Home Loan Mortgage Corporation, Series 3314-SH, (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	4.33%	I/FI/O	11/15/2036	124,908
123,919	Federal Home Loan Mortgage Corporation, Series 3317-DS, (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	9.82%	I/F	05/15/2037	136,189
698,305	Federal Home Loan Mortgage Corporation, Series 3330-KS, (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.48%	I/FI/O	06/15/2037	69,758
190,667	Federal Home Loan Mortgage Corporation, Series 3339-AI, (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.48%	I/FI/O	07/15/2037	17,487
3,472,512	Federal Home Loan Mortgage Corporation, Series 3339-TI, (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap)	4.07%	I/FI/O	07/15/2037	511,843
2,706,397	Federal Home Loan Mortgage Corporation, Series 3374-SD, (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.38%	I/FI/O	10/15/2037	360,775
491,240	Federal Home Loan Mortgage Corporation, Series 3382-SU, (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.23%	I/FI/O	11/15/2037	56,599
5,958,722	Federal Home Loan Mortgage Corporation, Series 3404-SA, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.93%	I/FI/O	01/15/2038	764,478
413,163	Federal Home Loan Mortgage Corporation, Series 3423-GS, (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.58%	I/FI/O	03/15/2038	36,109
4,775,018	Federal Home Loan Mortgage Corporation, Series 3435-S, (-1 x 1 Month LIBOR USD + 5.98%, 5.98% Cap)	3.91%	I/FI/O	04/15/2038	518,185
326,398	Federal Home Loan Mortgage Corporation, Series 3508-PS, (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.58%	I/FI/O	02/15/2039	36,439
1,493,065	Federal Home Loan Mortgage Corporation, Series 3725-CS, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.93%	I/FI/O	05/15/2040	153,806
3,322,542	Federal Home Loan Mortgage Corporation, Series 3728-SV, (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	2.38%	I/FI/O	09/15/2040	185,960
13,377,532	Federal Home Loan Mortgage Corporation, Series 3736-SN, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.98%	I/FI/O‡	10/15/2040	1,879,949
5,021,841	Federal Home Loan Mortgage Corporation, Series 3753-SB, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.93%	I/FI/O	11/15/2040	774,093
5,699,463	Federal Home Loan Mortgage Corporation, Series 3780-SM, (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.43%	I/FI/O‡	12/15/2040	906,018
1,922,580	Federal Home Loan Mortgage Corporation, Series 3815-ST, (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.78%	I/FI/O	02/15/2041	209,275
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC, (-5 x 1 Month LIBOR USD + 22.75%, 22.75% Cap)	12.84%	I/F	08/15/2041	1,564,845
2,019,393	Federal Home Loan Mortgage Corporation, Series 3924-SJ, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.93%	I/FI/O	09/15/2041	239,808
7,528,909	Federal Home Loan Mortgage Corporation, Series 3960-ES, (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.88%	I/FI/O	11/15/2041	861,261
4,045,748	Federal Home Loan Mortgage Corporation, Series 4064-SA, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.93%	I/FI/O	06/15/2042	656,058
2,735,909	Federal Home Loan Mortgage Corporation, Series 4155-GS, (-1 x 1 Month LIBOR USD + 5.46%, 5.46% Cap)	3.08%	I/F‡	01/15/2033	2,413,919
13,115,050	Federal Home Loan Mortgage Corporation, Series 4217-CS, (-1 x 1 Month LIBOR USD + 5.28%, 5.28% Cap)	2.79%	I/F‡	06/15/2043	10,560,101
3,353,202	Federal Home Loan Mortgage Corporation, Series 4225-BS, (-3 x 1 Month LIBOR USD + 11.87%, 11.87% Cap)	6.58%	I/F‡	12/15/2040	3,233,527
4,718,875	Federal Home Loan Mortgage Corporation, Series 4291-MS, (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	3.83%	I/FI/O	01/15/2054	679,528
10,300,863	Federal Home Loan Mortgage Corporation, Series 4302-GS, (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.08%	I/FI/O‡	02/15/2044	1,397,232
234,704	Federal National Mortgage Association, Series 2005-72-WS, (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.66%	I/FI/O	08/25/2035	23,518
2,437,411	Federal National Mortgage Association, Series 2005-90-SP, (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.66%	I/FI/O	09/25/2035	221,956
948,431	Federal National Mortgage Association, Series 2006-117-SQ, (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.46%	I/FI/O	12/25/2036	95,238
482,212	Federal National Mortgage Association, Series 2006-119-HS, (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.56%	I/FI/O	12/25/2036	60,880
7,209,666	Federal National Mortgage Association, Series 2006-123-CI, (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.65%	I/FI/O‡	01/25/2037	1,190,456
3,241,999	Federal National Mortgage Association, Series 2007-15-BI, (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.61%	I/FI/O	03/25/2037	496,367
1,068,426	Federal National Mortgage Association, Series 2007-20-S, (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.65%	I/FI/O	03/25/2037	149,988
636,293	Federal National Mortgage Association, Series 2007-21-SD, (-1 x 1 Month LIBOR USD + 6.48%, 6.48% Cap)	4.39%	I/FI/O	03/25/2037	69,145
1,466,072	Federal National Mortgage Association, Series 2007-30-IE, (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.65%	I/FI/O	04/25/2037	304,414
3,666,848	Federal National Mortgage Association, Series 2007-32-SA, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	04/25/2037	466,057
1,750,935	Federal National Mortgage Association, Series 2007-40-SA, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	05/25/2037	210,834
272,757	Federal National Mortgage Association, Series 2007-48-SE, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	05/25/2037	25,020
637,907	Federal National Mortgage Association, Series 2007-64-LI, (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.47%	I/FI/O	07/25/2037	75,063
282,278	Federal National Mortgage Association, Series 2007-68-SA, (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.56%	I/FI/O	07/25/2037	29,125
8,441,191	Federal National Mortgage Association, Series 2007-75-PI, (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap)	4.45%	I/FI/O‡	08/25/2037	1,324,262
4,758,373	Federal National Mortgage Association, Series 2008-33-SA, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	04/25/2038	639,389
3,855,909	Federal National Mortgage Association, Series 2008-42-SC, (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	3.81%	I/FI/O	05/25/2038	429,531
831,268	Federal National Mortgage Association, Series 2008-5-GS, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O	02/25/2038	111,701
2,523,379	Federal National Mortgage Association, Series 2008-62-SD, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.96%	I/FI/O	07/25/2038	290,619
1,621,251	Federal National Mortgage Association, Series 2008-68-SB, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	08/25/2038	204,274
443,288	Federal National Mortgage Association, Series 2009-111-SE, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O	01/25/2040	45,222
1,675,186	Federal National Mortgage Association, Series 2009-12-CI, (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.51%	I/FI/O	03/25/2036	235,066
394,313	Federal National Mortgage Association, Series 2009-47-SA, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	07/25/2039	36,599
429,615	Federal National Mortgage Association, Series 2009-48-WS, (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.86%	I/FI/O	07/25/2039	40,215
193,606	Federal National Mortgage Association, Series 2009-67-SA, (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	3.06%	I/FI/O	07/25/2037	13,585
719,946	Federal National Mortgage Association, Series 2009-87-SA, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	11/25/2049	95,057
1,477,074	Federal National Mortgage Association, Series 2009-91-SD, (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.06%	I/FI/O	11/25/2039	169,750
332,945	Federal National Mortgage Association, Series 2010-109-BS, (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	33.19%	I/F‡	10/25/2040	957,288
427,145	Federal National Mortgage Association, Series 2010-115-SD, (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.51%	I/FI/O	11/25/2039	51,965
678,032	Federal National Mortgage Association, Series 2010-11-SC, (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	2.71%	I/FI/O	02/25/2040	41,572
2,930,869	Federal National Mortgage Association, Series 2010-134-SE, (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.56%	I/FI/O	12/25/2025	249,765
8,919,563	Federal National Mortgage Association, Series 2010-142-SC, (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.51%	I/FI/O‡	12/25/2040	1,558,769
3,313,873	Federal National Mortgage Association, Series 2010-150-MS, (-1 x 1 Month LIBOR USD + 6.53%, 6.53% Cap)	4.44%	I/FI/O	01/25/2041	487,886
1,491,030	Federal National Mortgage Association, Series 2010-15-SL, (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.86%	I/FI/O	03/25/2040	133,903
382,294	Federal National Mortgage Association, Series 2010-19-SA, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.31%	I/FI/O	03/25/2050	31,965
1,354,531	Federal National Mortgage Association, Series 2010-31-SB, (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.91%	I/FI/O	04/25/2040	134,686
2,174,673	Federal National Mortgage Association, Series 2010-39-SL, (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	3.58%	I/FI/O	05/25/2040	234,588
462,716	Federal National Mortgage Association, Series 2010-8-US, (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	2.71%	I/FI/O	02/25/2040	27,010
404,517	Federal National Mortgage Association, Series 2010-9-GS, (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.66%	I/FI/O	02/25/2040	25,418
1,930,290	Federal National Mortgage Association, Series 2011-114-S, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	09/25/2039	220,367
2,438,538	Federal National Mortgage Association, Series 2011-146-US, (-1 x 1 Month LIBOR USD + 7.00%, 7.00% Cap)	4.07%	I/F	01/25/2042	2,157,714
157,371	Federal National Mortgage Association, Series 2011-40-SA, (-3 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	4.77%	I/F‡	09/25/2040	149,343
1,804,943	Federal National Mortgage Association, Series 2011-58-SA, (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.46%	I/FI/O	07/25/2041	289,072
1,153,479	Federal National Mortgage Association, Series 2011-5-PS, (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	4.31%	I/FI/O	11/25/2040	133,057
613,608	Federal National Mortgage Association, Series 2012-29-SG, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	04/25/2042	59,453
6,291,808	Federal National Mortgage Association, Series 2012-56-SN, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.96%	I/FI/O	06/25/2042	784,946
6,542,402	Federal National Mortgage Association, Series 2012-76-SC, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O‡	07/25/2042	933,664
132,049	Federal National Mortgage Association, Series 2012-82-SC, (-2 x 1 Month LIBOR USD + 7.53%, 7.53% Cap)	4.06%	I/F	08/25/2042	119,022
6,666,782	Federal National Mortgage Association, Series 2013-17-MS, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.02%	I/F‡	03/25/2043	5,182,774
4,134,825	Federal National Mortgage Association, Series 2013-18-BS, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.89%	I/F	03/25/2043	3,364,874
2,668,267	Federal National Mortgage Association, Series 2013-41-SC, (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.86%	I/F‡	05/25/2043	2,181,174
3,179,698	Federal National Mortgage Association, Series 2013-51-SH, (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.86%	I/F‡	05/25/2033	2,705,913
10,316,596	Federal National Mortgage Association, Series 2013-55-KS, (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.86%	I/F‡	06/25/2043	7,977,364
9,953,709	Federal National Mortgage Association, Series 2013-83-US, (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.91%	I/F‡	08/25/2043	8,301,249
412,102	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	95,104
1,058,678	Government National Mortgage Association, Series 2009-104-SD, (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.26%	I/FI/O	11/16/2039	141,141
261,574	Government National Mortgage Association, Series 2010-98-IA	5.76%	#I/O	03/20/2039	24,000
622,340	Government National Mortgage Association, Series 2011-56-KS, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	08/16/2036	4,151
1,378,305	Government National Mortgage Association, Series 2011-69-SB, (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	3.27%	I/FI/O	05/20/2041	147,110
8,324,125	Government National Mortgage Association, Series 2011-70-WS, (-2 x 1 Month LIBOR USD + 9.70%, 9.70% Cap)	5.53%	I/F‡	12/20/2040	8,326,481
2,049,660	Government National Mortgage Association, Series 2011-71-SG, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.32%	I/FI/O	05/20/2041	218,635
2,384,295	Government National Mortgage Association, Series 2011-72-AS, (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	3.30%	I/FI/O	05/20/2041	264,157
2,785,698	Government National Mortgage Association, Series 2011-89-SA, (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.37%	I/FI/O	06/20/2041	293,302
1,320,735	Government National Mortgage Association, Series 2012-34-LI, (-20 x 1 Month LIBOR USD + 122.00%, 6.00% Cap)	6.00%	I/FI/O	12/16/2039	298,726
9,246,643	Government National Mortgage Association, Series 2013-119-TZ	3.00%	‡	08/20/2043	8,573,698
5,572,018	Government National Mortgage Association, Series 2013-188-MS, (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.46%	I/FI/O	12/16/2043	708,692
43,387,335	Government National Mortgage Association, Series 2013-39-HS, (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.67%	I/FI/O‡	03/20/2041	3,512,777
7,829,726	Government National Mortgage Association, Series 2014-39-SK, (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.12%	I/FI/O‡	03/20/2044	991,094
10,819,461	Government National Mortgage Association, Series 2014-59-DS, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O‡	04/16/2044	1,478,576
7,502,388	Government National Mortgage Association, Series 2014-63-SD, (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.47%	I/FI/O‡	04/20/2044	1,291,021
7,045,943	Government National Mortgage Association, Series 2014-69-ST, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	12/16/2039	854,058

Total US Government and Agency Mortgage Backed Obligations (Cost $116,638,535)					104,928,074

US Government and Agency Obligations - 9.7%
29,500,000	United States Treasury Notes	1.25%	‡	12/31/2018	29,366,328

Total US Government and Agency Obligations (Cost $29,451,540)					29,366,328

Short Term Investments - 4.6%
4,648,306	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		4,648,306
4,648,305	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		4,648,305
4,648,305	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		4,648,305

Total Short Term Investments (Cost $13,944,916)					13,944,916

Total Investments - 133.3% (Cost $415,264,195)					404,500,518
Liabilities in Excess of Other Assets - (33.3)%					(101,091,262)

NET ASSETS - 100.0%					$303,409,256

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $149,562,516 or 49.3% of net assets.

#	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2018.

¥	Illiquid security

@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2018.

ß	The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2018.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

Þ	Value determined using significant unobservable inputs.

‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

◆	Seven-day yield as of June 30, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	37.1%
US Government and Agency Mortgage Backed Obligations	34.6%
Non-Agency Commercial Mortgage Backed Obligations	18.1%
Collateralized Loan Obligations	15.8%
US Government and Agency Obligations	9.7%
Bank Loans	7.6%
Asset Backed Obligations	5.8%
Short Term Investments	4.6%
Other Assets and Liabilities	(33.3)%

100.0%

Reverse Repurchase Agreements

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JP Morgan Securities LLC	2.64%	6/21/2018	7/20/2018	$45,280,000	$45,309,898
Goldman Sachs	2.25%	6/21/2018	7/19/2018	28,717,000	28,733,153
Goldman Sachs	2.43%	4/26/2018	7/27/2018	9,028,000	9,067,610
JP Morgan Securities LLC	2.44%	6/21/2018	7/20/2018	7,309,000	7,313,461

				$90,334,000	$90,424,122

The weighted average daily balance of reverse repurchase agreements during the reporting period ended June 30, 2018 was $91,021,440, at a weighted average interest rate of 2.06%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at June 30, 2018 was $105,890,825.

Securities Accounted for as Secured Borrowings

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Reverse Repurchase Agreements
US Government and Agency Mortgage Backed Obligations	$-	$90,334,000	$-	$-	$90,334,000

Total Borrowings	$-	$90,334,000	$-	$-	$90,334,000

Gross amount of recognized liabilities for reverse repurchase agreements					$90,334,000

Notes to Schedule of Investments

June 30, 2018 (Unaudited)

Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. The Fund has previously operated as a non-diversified fund and may operate as a non-diversified fund in the future to the extent permitted by applicable law. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, ”Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at June 30, 2018

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2018:

Category
Investments in Securities
Level 1
Money Market Funds	$13,944,916

Total Level 1	13,944,916
Level 2
US Government and Agency Mortgage Backed Obligations	104,928,074
Non-Agency Residential Collateralized Mortgage Obligations	77,284,458
Non-Agency Commercial Mortgage Backed Obligations	49,869,329
Collateralized Loan Obligations	48,115,291
US Government and Agency Obligations	29,366,328
Bank Loans	22,990,467
Asset Backed Obligations	16,916,598

Total Level 2	349,470,545
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	31,731,854
Non-Agency Commercial Mortgage Backed Obligations	8,663,592
Asset Backed Obligations	689,611

Total Level 3	41,085,057

Total	$404,500,518

Certain of the Fund’s assets/liabilities are held at face value, which approximates fair value for financial statement purposes. The following is a summary of such assets/liabilities as of June 30, 2018.

Other Financial Instruments
Level 1	$-

Total Level 1	-
Level 2
Reverse Repurchase Agreements	90,334,000

Total Level 2	90,334,000
Level 3	-

Total	$90,334,000

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2017	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3 [4]	Transfers Out of Level 3 [4]	Fair Value as of 6/30/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2018 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$8,649,166	$4,563	$(11,790)	$194,686	$-	$(145,515)	$26,725,616	$(3,684,872)	$31,731,854	$110,126
Non-Agency Commercial Mortgage Backed Obligations	8,879,053	-	(384,992)	169,531	-	-	-	-	8,663,592	(384,992)
Asset Backed Obligations	777,445	-	(87,834)	-	-	-	-	-	689,611	(87,834)

Total	$18,305,664	$4,563	$(484,616)	$364,217	$-	$(145,515)	$26,725,616	$(3,684,872)	$41,085,057	$(362,700)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2018 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2018 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,731,854	Market Comparables	Market Quotes	$95.00 -$105.17	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$8,663,592	Market Comparables	Yields	10.02% - 45.71%	Increase in yields would result in the decrease in the fair value of the security
Asset Backed Obligations	$689,611	Market Comparables	Market Quotes	$16.63	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Opportunistic Credit Fund

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       8/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       8/24/2018

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       8/24/2018